Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	At December 31,
	2025	2024

Equipment	$104,294	$104,294
Leasehold improvement	439,602	439,602

Property, plant and equipment	543,896	543,896
Accumulated depreciation	(471,238)	(471,238)

	$72,658	$72,658

Depreciation included in:

	Years ended December 31,
	2025	2024

Administrative expense	$-	$61,880